Subsidiaries - Additional information (Detail)	12 Months Ended
	Dec. 31, 2025 PEN (S/) Offices	Dec. 31, 2024 PEN (S/) Offices	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Disclosure of subsidiaries [line items]
Number of offices held | Offices	146	149
Fair values of properties contributed	S/ 1,540,615,000	S/ 1,381,788,000	S/ 1,298,892,000	S/ 1,287,717,000
Interseguro Compaa de Seguros SA and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Fair values of properties contributed	S/ 95,328,000	S/ 89,124,000
Interseguro Compaa de Seguros SA and Subsidiaries [Member] | Negocios e Inmuebles SA and Holding Retail Per SA [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	8.50%	8.50%
Interfondos SA Fund Management Company [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	99.99%	99.99%